UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund: BlackRock Taxable Municipal Bond Trust (BBN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Taxable

     Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds

Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(a)	$2,494	$3,180,044
Education — 1.2%
American University, 3.86%, 10/01/47	3,810	3,819,142
Wesleyan University, 4.78%, 07/01/16	11,000	11,541,682

		15,360,824
Health Care Providers & Services — 2.8%
AHS Hospital Corp., 5.02%, 07/01/45	5,084	6,033,972
Kaiser Foundation Hospitals, 4.15%, 05/01/47	11,691	12,482,265
New York and Presbyterian Hospital, 3.56%, 08/01/36	2,500	2,447,374
Northwell Healthcare, Inc., 4.26%, 11/01/47	7,770	7,768,227
Ochsner Clinic Foundation, 5.90%, 05/15/45	5,000	6,223,886
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	3,097	3,073,661

		38,029,385

Total Corporate Bonds — 4.2%		56,570,253

Municipal Bonds

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41(b)	25,000	29,609,250

California — 32.9%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	13,700	19,453,315
Series S-1, 7.04%, 4/01/50	1,920	2,955,648
Series S-3, 6.91%, 10/01/50	14,000	21,307,720
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40(b)	21,255	27,051,876
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series B (AGM), 6.60%, 03/01/41(b)	10,000	11,107,500

Security	Par (000)	Value
California (continued)
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44(b)	$11,000	$16,288,140
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 02/15/41	5,000	6,937,900
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	14,345	16,992,657
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 08/01/42(b)	10,000	14,524,400
Los Angeles Department of Water & Power, RB, Build America Bonds(b):
6.17%, 7/01/40	37,500	41,233,875
7.00%, 7/01/41	17,225	19,286,144
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 07/01/40(b)	12,000	13,419,120
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 08/01/45	7,500	8,528,700
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 08/01/40	20,000	22,254,400
Riverside Community College District Foundation, GO, Build America Bonds, Series D-1, 7.02%, 08/01/40(b)	11,000	12,373,680
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	4,000	4,438,040
San Diego County Regional Airport Authority, Refunding ARB, Build America Bonds, Sub-Series C, 6.63%, 07/01/40	32,100	35,431,659
State of California, GO, Build America Bonds:
7.30%, 10/01/39(b)	5,445	8,033,825
Various Purpose, 7.55%, 4/01/39	9,035	13,928,175
Various Purpose, 7.60%, 11/01/40	15,000	23,539,650
Various Purposes, 7.63%, 3/01/40(b)	8,950	13,767,248

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	$18,145	$27,669,492
University of California, RB, Build America Bonds(b):
5.95%, 5/15/45	24,000	30,944,640
6.30%, 5/15/50	27,010	32,725,316

		444,193,120
Colorado — 3.3%
City & County of Denver Colorado School District No. 1, COP, Refunding, Denver Colorado Public Schools, Series B, 7.02%, 12/15/37	6,000	8,175,360
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 06/01/40(b)	23,000	30,333,780
State of Colorado, COP, Build America Bonds, Building Excellent Schools, Series E, 7.02%, 03/15/31	5,000	5,683,500

		44,192,640
District of Columbia — 3.4%
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	9,235	13,333,216
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds, Series D, 8.00%, 10/01/47	10,750	15,177,925
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	16,801,650

		45,312,791
Florida — 4.4%
City of Sunrise Florida Utility System, Refunding RB, Build America Bonds, Series B, 5.91%, 10/01/35(b)	23,000	24,882,550
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	13,434,697
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,634,745

Security	Par (000)	Value
Florida (continued)
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	$2,575	$2,718,376
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,773,450
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36(a)	13,500	14,218,335

		59,662,153
Georgia — 5.3%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57	27,084	34,290,511
6.66%, 4/01/57	20,665	25,675,436
7.06%, 4/01/57	10,000	12,129,500

		72,095,447
Hawaii — 2.5%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40(b)	30,500	33,758,925

Illinois — 17.7%
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40(b)	16,015	20,259,936
Pension Funding, Series A, 6.90%, 12/01/40	4,075	5,411,600
Pension Funding, Series B, 6.90%, 12/01/40	4,900	6,507,200
City of Chicago Illinois, GO:
Build America Bonds, Series B, 7.52%, 1/01/40	10,000	11,583,300
Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	13,900	14,453,637
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38(b)	30,110	32,751,550
6.40%, 1/01/40	1,500	2,039,880
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 01/01/40(b)	36,000	45,850,680

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	$15,250	$19,737,922
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	5,000	5,635,750
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 02/01/35	15,000	19,508,550
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 01/01/40	5,000	6,481,850
State of Illinois, GO, Build America Bonds:
6.73%, 4/01/35	6,320	7,126,116
7.35%, 7/01/35	35,855	41,909,834

		239,257,805
Indiana — 1.7%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 02/01/39	7,900	10,460,706
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 01/01/42	10,000	12,187,200

		22,647,906
Kentucky — 1.3%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	13,800	17,231,247

Massachusetts — 0.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Build America Bonds, Recovery Zone, Series B, 5.73%, 06/01/40(b)	5,000	6,441,100
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	2,270	2,405,701

		8,846,801
Michigan — 1.7%
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 02/15/50	5,500	6,640,095

Security	Par (000)	Value
Michigan (continued)
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	$16,500	$16,309,920

		22,950,015
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 01/01/43	8,000	9,420,080
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 01/01/46	5,000	7,050,900

		16,470,980
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Garvee, Series B, 6.41%, 01/01/40	5,000	6,621,650

Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 01/01/39	11,000	14,788,510
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41(b)	7,000	9,309,020

		24,097,530
Nevada — 1.1%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	1,420	1,464,716
County of Clark Nevada Department of Aviation, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42(b)	10,000	10,794,100
Series C, 6.82%, 7/01/45	2,000	2,915,240

		15,174,056
New Jersey — 13.3%
County of Camden New Jersey Improvement Authority, LRB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 07/01/34	5,000	5,502,250
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35	6,000	6,237,720
Series A (NPFGC), 7.43%, 2/15/29(b)	20,974	26,069,424

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	$14,360	$14,618,480
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41(b)	34,000	50,145,920
Series F, 7.41%, 1/01/40	6,790	10,330,102
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	12,525	13,043,785
Series C, 5.75%, 12/15/28	4,500	5,174,820
Series C, 6.10%, 12/15/28(b)	45,900	48,159,198

		179,281,699
New York — 17.8%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31(b)	15,000	16,528,500
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 06/15/41	6,300	6,952,491
City of New York New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41(b)	25,000	27,204,500
Series CC, 6.28%, 6/15/42(b)	20,000	22,312,200
Series EE, 6.49%, 6/15/42	2,000	2,205,320
Series GG, 6.12%, 6/15/42	2,445	2,674,659
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured:
Sub-Series B-1, 5.57%, 11/01/38(b)	19,000	23,737,460
Sub-Series C-2, 6.27%, 8/01/39	14,795	15,825,472
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 06/01/21	9,231	9,011,978

Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	$4,620	$6,503,343
Series C, 7.34%, 11/15/39	13,245	20,249,751
Series C-1, 6.69%, 11/15/40	13,000	18,192,850
Series E, 6.81%, 11/15/40	6,000	8,473,860
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	14,825	17,492,907
Consolidated, 160th Series, 5.65%, 11/01/40	2,750	3,571,232
Consolidated, 168th Series, 4.93%, 10/01/51	8,860	10,662,124
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 03/15/40(b)	15,000	18,276,600
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 01/01/29	10,300	10,153,637

		240,028,884
Ohio — 7.2%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 02/15/41	10,000	15,205,700
American Municipal Power, Inc., Refunding RB, Build America Bonds, Series B, 6.45%, 02/15/44	10,000	13,339,100
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42(b)	30,575	38,690,522
County of Hamilton Ohio Sewer System Revenue, RB, Build America Bonds, Series B, 6.50%, 12/01/34	7,000	7,600,110
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47(b)	10,055	10,937,427
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	10,100	11,750,340

		97,523,199
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, 6.44%, 01/01/45	3,500	4,479,195

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania — 2.6%
Commonwealth Financing Authority, RB, Series A, 4.14%, 06/01/38	$6,200	$6,462,756
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 06/15/39	23,050	28,984,222

		35,446,978
South Carolina — 2.0%
South Carolina Public Service Authority, RB, Series F (AGM):
Build America Bonds, 6.45%, 1/01/50	11,290	15,278,080
Santee Cooper, 5.74%, 1/01/30	5,000	5,794,800
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 01/01/50	4,340	5,611,403

		26,684,283
Tennessee — 3.6%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 07/01/43	35,105	48,210,750

Texas — 9.7%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,900,500
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 07/01/45	7,500	7,789,350
City of San Antonio Texas Public Service Board, RB, Build America Bonds, Electric & Gas Revenue, Series A, 6.17%, 02/01/41	19,000	20,633,430
City of San Antonio Texas Public Service Board, Refunding RB, Build America Bonds, Electric & Gas Revenue, Series B, 6.31%, 02/01/37(b)	35,000	38,172,400
County of Bexar Texas Hospital District, GO, Build America Bonds, 5.41%, 02/15/40(b)	18,000	19,222,740
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 02/15/38(b)	14,000	14,754,460

Security	Par (000)	Value
Texas (continued)
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	$2,500	$2,992,675
Katy Texas ISD, GO, Build America Bonds, School Building, Series D, 6.35%, 02/15/41(b)	5,000	5,461,750
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 09/01/40	10,000	10,888,900

		130,816,205
Utah — 3.3%
County of Utah Utah, RB, Build America Bonds, County Excise Tax Revenue, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	12,830,848
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 06/15/40	26,405	32,343,748

		45,174,596
Virginia — 3.1%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	35,165	31,980,809
University of Virginia, RB, Series C, 4.18%, 09/01/17	9,305	9,373,206

		41,354,015
Washington — 1.9%
Port of Seattle Washington, RB, Series B1, 7.00%, 05/01/19(c)	5,000	5,382,350
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 07/01/40	16,100	20,709,913

		26,092,263
West Virginia — 2.9%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	40,390	39,066,016

Total Municipal Bonds — 149.4%		2,016,280,399

Total Long-Term Investments (Cost — $1,772,159,231) — 153.6%		2,072,850,652

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.93%(d)(e)	1,219,267	$1,219,267

Total Short-Term Securities (Cost — $1,219,267) — 0.1%		1,219,267

Security	Value

Total Investments (Cost — $1,773,378,498) — 153.7%	$2,074,069,919
Liabilities in Excess of Other Assets — (53.7)%	(724,206,907)

Net Assets Applicable to Common Shares — 100.0%	$1,349,863,012

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,137,361	(25,918,094)	1,219,267	$1,219,267	$30,650	—	—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	0.85%	11/2/16	Open	$10,100,000	$10,186,804	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.35%	12/6/16	Open	7,267,986	7,344,704	Municipal Bonds	Open/Demand

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	1.65%	12/15/16	Open	$28,710,788	$28,989,801	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	12/15/16	Open	13,425,000	13,555,465	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	12/15/16	Open	14,190,000	14,327,899	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	12/15/16	Open	8,583,750	8,667,167	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	12/15/16	Open	9,765,919	9,868,610	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	12/15/16	Open	5,156,250	5,206,359	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	12/15/16	Open	9,950,000	10,046,695	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	12/15/16	Open	16,231,250	16,388,986	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	12/15/16	Open	27,937,500	28,220,134	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	12/15/16	Open	23,488,750	23,717,015	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.35%	12/16/16	Open	30,139,700	30,457,590	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.35%	12/16/16	Open	10,503,000	10,613,777	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.60%	12/16/16	Open	24,797,500	25,096,069	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.60%	12/16/16	Open	27,485,000	27,815,927	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.60%	12/16/16	Open	21,135,600	21,390,078	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.60%	12/16/16	Open	21,196,400	21,451,611	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.60%	12/16/16	Open	20,694,000	20,943,162	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.50%	12/19/16	Open	26,460,000	26,773,110	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.50%	12/19/16	Open	35,612,500	36,033,915	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.50%	12/19/16	Open	23,274,225	23,549,637	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.50%	12/19/16	Open	12,720,000	12,870,520	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.50%	12/19/16	Open	38,343,750	38,797,484	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.50%	12/19/16	Open	11,632,500	11,770,151	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.50%	12/19/16	Open	15,150,000	15,329,275	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.50%	12/19/16	Open	11,948,250	12,089,638	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.50%	12/19/16	Open	12,480,000	12,627,680	Municipal Bonds	Open/Demand

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Mitsubishi UFJ Securities (USA), Inc.	1.40%	12/20/16	Open	$45,131,600	$45,624,600	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.50%	12/21/16	Open	28,340,000	28,673,389	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.60%	2/9/17	Open	16,639,500	16,812,897	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.55%	3/16/17	Open	37,678,000	38,022,021	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.75%	3/16/17	Open	28,462,000	28,758,084	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.65%	6/9/17	Open	10,482,000	10,550,133	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	8/28/17	Open	170,569	170,881	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	1.65%	8/28/17	Open	20,504,431	20,542,023	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.65%	8/29/17	Open	6,088,000	6,105,858	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.65%	8/29/17	Open	18,004,500	18,057,313	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	1.66%	9/28/17	Open	14,057,400	14,079,439	Municipal Bonds	Open/Demand

Total				$743,937,618	$751,525,901

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(430)	December 2017	$50,391	$452,974
10-Year U.S. Treasury Note	(516)	December 2017	64,468	901,134
Long U.S. Treasury Bond	(716)	December 2017	109,168	1,607,321
Ultra Long U.S. Treasury Bond	(334)	December 2017	55,037	1,013,086

Total				$3,974,515

Portfolio Abbreviations
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$2,072,850,652	$—	$2,072,850,652
Short-Term Securities	1,219,267	—	—	1,219,267

Total	$1,219,267	$2,072,850,652	$—	$2,074,069,919

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$3,974,515	$—	$—	$3,974,515

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $751,525,901 are categorized as Level 2 within the disclosure hierarchy.

During the period ended October 31, 2017, there were no transfers between levels.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Taxable Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Taxable Municipal Bond Trust

Date: December 21, 2017